Share-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 8,432	[1]	$ 13,619	[1]	$ 11,639
Income tax benefit	3,104	[1]	5,014	[1]	4,201
Share-based compensation, net of income taxes	5,328	[1]	8,605	[1]	7,438
Stock Options | Direct Cost Of Revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	6,012	[1]	10,436	[1]	8,771
Stock Options | Selling, General And Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	1,836	[1]	2,649	[1]	2,154
Stock Options | Special Charges
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	584	[1],[2]	534	[1],[2]	714	[2]
Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	20,577	[3],[4]	23,733	[3]	23,607	[3]
Income tax benefit	6,870	[3],[4]	8,749	[3]	8,466	[3]
Share-based compensation, net of income taxes	13,707	[3],[4]	14,984	[3]	15,141	[3]
Restricted Stock | Direct Cost Of Revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	10,000	[3],[4]	14,382	[3]	13,659	[3]
Restricted Stock | Selling, General And Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	10,347	[3],[4]	9,052	[3]	8,732	[3]
Restricted Stock | Special Charges
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 230	[2],[3],[4]	$ 299	[2],[3]	$ 1,216	[2],[3]

[1]	Includes options and cash-settled stock appreciation rights.
[2]	Relates to accelerated recognition of compensation cost of share-based awards (See Note 4 to the Consolidated Financial Statements for information related to the special charges).
[3]	Includes restricted share awards and deferred restricted share units and performance and market condition restricted share units.
[4]	Includes cash-settled restricted stock units.